Land use right, net (Tables)	12 Months Ended
Dec. 31, 2021
Land use right, net
Schedule of land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	15,850
Less: Accumulated amortization	(4,294)	(6,355)	(997)
Net book value	96,713	94,652	14,853